SHARE-BASED PAYMENT (Tables)	12 Months Ended
Jun. 30, 2023
SHARE-BASED PAYMENT
Schedule of assumptions in the estimated fair value of stock options

Factor	Directors and Sr. Management		Junior Management
Weighted average fair value of shares	$5.42		$13.98
Exercise price	$4.55		$5.55
Weighted average expected volatility (*)	29.69%		42.18%
Dividend rate	0%		0%
Weighted average risk-free interest rate	1.66%		1.17%
Weighted average expected life	9.89	years	9.22	years
Weighted average fair value of stock options at measurement date	$2.47		$10.10

July 12, 2022
Exercise price	$7.16 - 204.66
Expected life (years)	0.03 - 9.83
Estimated volatility factor	34.9% - 44.4%
Risk-free interest rate	0.0%
Expected dividend yield	—

Schedule of weighted average amount and exercise price and the movements of the stock options of executives and directors

	06/30/2023		06/30/2022		06/30/2021
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	options	price	options	price	options	price
At the beginning of the year	1,091,935	$4.63	1,166,667	$4.55	1,200,000	$4.55
Assumed for business combination	136,976	$11.83	—	—	—	—
Granted during the year	—	—	93,600	$5.55	—	—
Exercised during the year	(140,943)	$5.75	(168,332)	$4.55	(33,333)	$4.55
Effective at the end of the year	1,087,968	$3.61	1,091,935	$4.63	1,166,667	$4.55